Income taxes (Tabless)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of deferred tax assets not recognized
As at December 31	2023	2022
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	3,308	3,147
Other	430	839
Total deferred tax assets	$7,096	$7,344

Schedule of reconciliation of statutory rate to the income tax rate applied to the net (loss) income
Year ended December 31	2023	2022	2021
Profit (loss) for the year
Canadian	$(1,654)	$(1,217)	$(1,195)
Foreign	732	2,602	436
	$(922)	$1,385	$(759)
Year ended December 31	2023	2022	2021
Canadian federal and provincial income taxes at 27% (2022 – 27%; 2021 – 27%)	$249	$(374)	$205
Permanent differences and other items	197	274	165
Fair value adjustments	318)	100	453
Foreign tax rate in foreign jurisdictions	94	390	(167)
Change in unrecognized deferred tax assets	(247)	(410)	(624)
(Expense) recovery	$(25)	$(20)	$32

Schedule of losses available for application in future years
2037	$5,275
2040	2,774
2041	969
2042	1,664
2043	498
$11,180
2028	$1,348
2029	3,927
$5,275